OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES
NOTE 14:-	OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES

a.	The Company operates as a single operating segment - manufacturing, marketing and sale of custom made printed circuit boards.

The CODM of Eltek Ltd. is the Chief Executive Officer (CEO). The CEO evaluates the company's performance and allocates resources based on financial information presented on a consolidated basis. The Company’s CODM uses consolidated net income to review actual results to allocate resources within the business to continue growth.

The following table presents information on reportable segment profit for the periods presented:

	Year ended December 31,
	2024	2023	2022

Revenues	46,527	46,695	39,650

Less:

Raw materials	12,209	11,661	10,138
Manufacturing	7,904	7,467	8,148
Salaries	18,828	16,787	15,840
Depreciation	1,546	1,317	1,541
Other segment items*	1,816	3,110	789

Net profit	4,224	6,353	3,194

*	Other segment items comprised of other cost items included with cost of sales, research and development, selling, general and administrative, tax expenses and finance income.

b.	Customers who accounted for over 10% of the total consolidated revenues:
	Year ended December 31,
	2024	2023	2022

Customer A - Sales of manufactured products	8.3%	13.7%	18.7%
Customer B - Sales of manufactured products	15.5%	14.0%	9.2%

c.	Revenues by geographic areas:
Israel	30,709	26,735	21,980
North America	4,019	5,198	6,081
Netherlands	4,976	5,673	3,417
India	4,691	6,480	5,925
Others	2,132	2,609	2,247

	46,527	46,695	39,650

d.	Primary industries for which the Company produced PCBs:
Defense and aerospace equipment	65%	50.7%	48.7%
Medical equipment	6%	7.3%	8%
Industrial equipment	13%	14.4%	7.1%
Distributors, contract electronic manufacturers and others	16%	27.6%	36.2%

	100%	100%	100%